Current and deferred income tax (Details 2) - ARS ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deferred income tax asset	$ 1,167,633	$ 318,075
Deferred income tax liabilities	(12,532,395)	(11,521,961)
Deferred income tax, net	(11,364,762)	(11,203,886)	$ (10,098,521)
Recovered After More Than Twelve Months [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deferred income tax asset	80,696	174,165
Deferred income tax liabilities	(12,356,539)	(9,435,983)
Recovered With In Twelve Months [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deferred income tax asset	1,086,937	143,910
Deferred income tax liabilities	$ (175,856)	$ (2,085,978)